Investment Strategy	May 31, 2026
John Hancock Managed Account Shares Bond Completion Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB- by S&P Global Ratings (S&P) and from Aaa to Baa3 by Moody’s Investors Service, Inc. (Moody’s), or their unrated equivalents). These may include, but are not limited to, corporate bonds and debentures and U.S. government and agency securities. The fund contemplates that all assets will be in investment-grade debt securities and cash and cash equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The fund does not invest in bonds rated below investment-grade at time of purchase. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may engage in derivatives transactions, including credit default swaps, foreign currency forward contracts, futures contracts, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may trade securities actively.The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities). The fund may invest in bonds issued by master limited partnerships. The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The fund does not invest in bonds rated below investment-grade at time of purchase. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB- by S&P Global Ratings (S&P) and from Aaa to Baa3 by Moody’s Investors Service, Inc. (Moody’s), or their unrated equivalents).
John Hancock Managed Account Shares High Yield Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal securities, the income from which is exempt from federal income tax. Investments in bonds subject to the alternative minimum tax (AMT) may be counted toward the fund’s 80% investment policy. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors. The manager primarily invests in medium and lower quality municipal securities rated A or lower by S&P Global Ratings (S&P), Fitch Ratings, Inc. (Fitch Ratings) or Moody’s Investors Service, Inc. (Moody’s) or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or their unrated equivalents. Non-investment grade securities may also be referred to as below investment grade securities, commonly known as “junk bonds.” The fund may invest in fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may invest in general obligation bonds or bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), which tend to offer higher yields than general obligation bonds. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; tender option bonds and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions. The fund may also trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager primarily invests in medium and lower quality municipal securities rated A or lower by S&P Global Ratings (S&P), Fitch Ratings, Inc. (Fitch Ratings) or Moody’s Investors Service, Inc. (Moody’s) or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or their unrated equivalents.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal securities, the income from which is exempt from federal income tax. Investments in bonds subject to the alternative minimum tax (AMT) may be counted toward the fund’s 80% investment policy.
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade corporate bonds (securities rated from AAA to BBB-). These may include debentures. The fund will not invest in mortgage-backed and asset backed securities and U.S. government and agency securities. The fund contemplates that all assets will be in investment-grade debt securities and cash and cash equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The fund does not invest in bonds rated below investment-grade at time of purchase. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may engage in derivatives transactions, including credit default swaps, foreign currency forward contracts, futures contracts, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may trade securities actively. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities). The fund may invest in bonds issued by master limited partnerships.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The fund does not invest in bonds rated below investment-grade at time of purchase. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade corporate bonds (securities rated from AAA to BBB-).
John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of non-investment grade corporate bonds (securities rated BB and below). These may include, but are not limited to, below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Ca by Moody’s Investors Service, Inc. (Moody’s), or their unrated equivalents. The fund will not invest in investment-grade securities. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities). The fund may engage in derivatives transactions, including credit default swaps, foreign currency forward contracts, futures contracts, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may trade securities actively. The fund may invest in bonds issued by master limited partnerships.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of non-investment grade corporate bonds (securities rated BB and below).
John Hancock Managed Account Shares Securitized Debt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of securitized debt securities, or bonds.For the purposes of the 80% policy, securitized debt is defined as residential or commercial mortgage-backed securities and asset-backed securities, including securities backed by the US Government and its agencies. The fund will invest only in securitized assets, which may include, but are not limited to, mortgage-backed and asset-backed securities, including securities backed by the US Government and its agencies. The fund will not invest in any non-securitized assets. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund does not invest in bonds rated below investment-grade at time of purchase. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities). The fund may engage in derivatives transactions, including credit default swaps, foreign currency forward contracts, futures contracts, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively. The fund may invest in bonds issued by master limited partnerships.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of the 80% policy, securitized debt is defined as residential or commercial mortgage-backed securities and asset-backed securities, including securities backed by the US Government and its agencies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of securitized debt securities, or bonds.